GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Balance as of January 1	$ 37,435	$ 24,753
Changes during year		12,682
Balance as of December 31	$ 37,435	$ 37,435